Company Information - Tax audit on research tax credit (Details) € in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2021 EUR (€)	Jan. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 06, 2021 USD ($)	Nov. 26, 2021 EUR (€)	Feb. 01, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)
Disclosure of other provisions [line items]
Amount of expenses reversed				€ 1.5
Provision for CIR related to tax audit for years 2013 to 2015
Disclosure of other provisions [line items]
Amount of additional claim | $										$ 0.5
Tax deduction amount for Additional claim									€ 0.3
Amount of bank guarantee related to principal								€ 1.8
Amount of receivable							€ 0.3
Provision for CIR risk related to tax audit for the year ended December 31, 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received		€ 4.3
ProvisionForCirRelatedToTaxAuditForYears2017
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received					€ 3.6
French Research Tax Credit (CIR), amounts receivable					€ 4.5
Percentage of French Research Tax Credit (CIR) Withheld					81.00%
Amount of expenses reversed			€ 0.9	0.9
Amount of receivable			0.2	0.2
2017 CIR relating to subcontracting operations
Disclosure of other provisions [line items]
Maximum expenses to be claimed	€ 0.2
Amount of abandoned expenses claimed | $						$ 0.7
Amount of expenses reversed	€ 0.7		0.9	0.2
Amount of expenses reversed			0.2	0.2
Amount of receivable			€ 0.2	€ 0.2